Cover	Apr. 25, 2025
Document Information [Line Items]
Document Type	N-2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	1
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Blue Owl Alternative Credit Fund
Entity Central Index Key	0002059436
Investment Company Act File Number	811-24062
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Inv Company Type	N-2
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
Entity Phone Fax Numbers [Line Items]
City Area Code	212
Local Phone Number	419-3000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Andrew Murphy
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022